PROPERTY AND EQUIPMENT, NET - Additional Information (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Loss from disposal of property and equipment	$ 14,810
Electronic equipment
Property, Plant and Equipment [Line Items]
Cost of electronic equipment	27,156
Accumulated depreciation of electronic equipment	25,798
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost of leasehold improvement	382,909
Accumulated depreciation of leasehold improvement	382,909
Office equipment
Property, Plant and Equipment [Line Items]
Cost of office equipment	27,071
Accumulated depreciation of office equipment	$ 13,436